Earnings Per Share - Computation of earnings per share (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Income available to common stockholders, basic									$ 2,972,754	$ 3,213,645
Income available to common stockholders, diluted									$ 2,972,754	$ 3,213,645
Weighted average shares, basic									1,791,888	1,853,240
Effect of dilutive securities, stock options									11,173	296
Weighted average shares, diluted									1,803,061	1,853,536
Basic earnings per share	$ 0.37	$ 0.48	$ 0.35	$ 0.47	$ 0.36	$ 0.43	$ 0.41	$ 0.54	$ 1.66	$ 1.73
Diluted earnings per share	$ 0.36	$ 0.47	$ 0.35	$ 0.47	$ 0.36	$ 0.42	$ 0.41	$ 0.54	$ 1.65	$ 1.73